Global Fixed Income Opportunities Fund
Global Fixed Income Opportunities Fund

Morgan Stanley

July 25, 2014

Supplement

SUPPLEMENT DATED JULY 25, 2014 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Dated February 28, 2014

The Board of Trustees of Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") has approved (i) the offering of a commission, which will be paid by Morgan Stanley Distribution, Inc., as distributor of the Fund, to certain financial intermediaries as compensation on sales of Class A shares of the Fund of $1 million or more; and (ii) the imposition of a contingent deferred sales charge on Class A shares of the Fund in relation thereto. As a result, effective August 1, 2014, the following changes to the Prospectus are necessary:

The following replaces the "Shareholder Fees" table in the section of the Prospectus entitled "Fund Summary-Fees and Expenses-Shareholder Fees:"

The reference to footnote 2 in the "Annual Fund Operating Expenses" table in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" is hereby replaced with footnote 3.

The references to footnote 3 in the "Annual Fund Operating Expenses" table in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" are hereby replaced with footnote 4.

The footnotes following the "Annual Fund Operating Expenses" table in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" are hereby deleted and replaced with the following:

(3) The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 0.85% to 0.50% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Shareholder Service (12b-1) Fee shown in the table above has been restated to reflect such change.

(4)  The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.22% for Class A, 1.86% for Class B, 1.51% for Class L and 0.87% for Class I. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Shareholder Fees Global Fixed Income Opportunities Fund	A		B		L	I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%		none		none	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	[1]	5.00%	[2]	none	none
[1]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.50% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information-Share Class Arrangements" for further information about the CDSC waiver categories.
[2]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Shareholder Information-Share Class Arrangements" for a complete discussion of the CDSC.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.